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                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC 20549
                                 FORM N-PX

       ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY

                                (811-05037)
                   ------------------------------------

                    Investment Company Act file number

                     Professionally Managed Portfolios
                    The Osterweis Strategic Income Fund
             -------------------------------------------------
            (Exact name of registrant as specified in charter)

                          615 East Michigan Street
                            Milwaukee, WI 53202
           -----------------------------------------------------
           (Address of principal executive offices)   (Zip code)

                             Robert M. Slotky
                     Professionally Managed Portfolios
                      2020 E. Financial Way, Ste. 100
                            Glendora, CA 91741
                 ----------------------------------------
                  (Name and address of agent for service)

Registrant telephone number, including area code:  (414) 765-5344

Date of fiscal year end:  March 31, 2005

Date of reporting period:  June 30, 2005


Item 1. Proxy Voting Record.

  Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures (CUSIP) number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;

(h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the registrant cast its vote for or against management.


--------------------------------------------------------------------------------
Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to be have been voted against management's recommendation, regardless of whether the recommendation is 'For' or 'Against,' except where management has made no recommendation or has recommended that shareholders 'Abstain.'

Where management has recommended that shareholders 'Abstain' from voting on a ballot item: 1) a ballot market 'Abstain' is considered to have been voted for management's recommendation to 'Abstain' and 2) a ballot voted 'For" or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'

Where management has made no recommendation on a ballot item, the abbreviation N/A is used to denote that there is no applicable recommendation compared to which a vote may be 'For' or 'Against' the recommendation of management.

                                           Form N-PX Table

( A )                    ( B ) ( C )       ( D )       ( E )                                   ( F )   ( G )( H )( I )
Issue Name               SymbolCUSIP       Meeting     Matter Voted On                         ProposedVotedVote For/Against
                                           Date                                                By           Cast Mgmt
AresCapitalCorp          ARCC  04010L103   5/24/2005   Elect Douglas E. Coltharp               MGMT    YES  FOR  FOR
AresCapitalCorp          ARCC  04010L103   5/24/2005   Ratify selection of auditors            MGMT    YES  FOR  FOR

RegalEntertainmentGrp    RGC   758766109   5/11/2005   Elect Phillip F. Anschutz               MGMT    YES  FOR  FOR
RegalEntertainmentGrp    RGC   758766109   5/11/2005   Elect Michael J. Dolan                  MGMT    YES  FOR  FOR
RegalEntertainmentGrp    RGC   758766109   5/11/2005   Elect Stephen A. Kaplan                 MGMT    YES  FOR  FOR
RegalEntertainmentGrp    RGC   758766109   5/11/2005   Add Shares to Stock Incentive Plan      MGMT    YES  FOR  FOR
RegalEntertainmentGrp    RGC   758766109   5/11/2005   Ratify selection of auditors            MGMT    YES  FOR  FOR

ServiceMasterCo          SVM   81760N109   5/6/2005    Elect Roberto R. Herencia               MGMT    YES  FOR  FOR
ServiceMasterCo          SVM   81760N109   5/6/2005    Elect Louis J. Giuliano                 MGMT    YES  FOR  FOR
ServiceMasterCo          SVM   81760N109   5/6/2005    Elect Betty Jane Hess                   MGMT    YES  FOR  FOR
ServiceMasterCo          SVM   81760N109   5/6/2005    Elect Jonathan P. Ward                  MGMT    YES  FOR  FOR
ServiceMasterCo          SVM   81760N109   5/6/2005    Elect Eileen A. Kamerick                MGMT    YES  FOR  FOR
ServiceMasterCo          SVM   81760N109   5/6/2005    Elect Coleman H. Peterson               MGMT    YES  FOR  FOR
ServiceMasterCo          SVM   81760N109   5/6/2005    Approve non-technical charter amend     MGMT    YES  FOR  FOR
ServiceMasterCo          SVM   81760N109   5/6/2005    Ratify selection of auditors            MGMT    YES  FOR  FOR


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           Professionally Managed Portfolios
                      The Osterweis Strategic Income Fund
                 ________________________________________
                         By (Signature and Title)

                        Robert M. Slotky, President
                 ----------------------------------------
                             (Name and Title)*

                              August 30, 2005
                 ----------------------------------------
                                   Date


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